Debt - Schedule of Debt (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 23, 2022
Debt Instrument [Line Items]
Total principal debt			$ 496	$ 5,545
Exit fee			22	0
Less: Debt reported as liabilities subject to compromise			0	(5,545)
Total debt			518	0	$ 951
Debt due within one year			22	0	350
Long-term debt			496	0	179
Secured debt
Debt Instrument [Line Items]
Total principal debt			446	5,545
Unsecured debt
Debt Instrument [Line Items]
Total principal debt			50	0
Secured Credit Facilities | Secured debt
Debt Instrument [Line Items]
Total principal debt			0	5,545
Term Loan | Secured debt
Debt Instrument [Line Items]
Total principal debt			175	0
Exit fee			9	0
Second Lien Senior Secured (Level 3) | Secured debt
Debt Instrument [Line Items]
Total principal debt			271	0
Exit fee	$ 13	$ 10	13	0
Total debt	$ 250	$ 192	29		$ 683
Unsecured Convertible Bond - debt component (Level 3) | Unsecured debt
Debt Instrument [Line Items]
Total principal debt			$ 50	$ 0